UNSECURED DEBENTURES, NET AND CROSS CURRENCY INTEREST RATE SWAPS (Details) - CAD CAD in Thousands	Dec. 20, 2016	Jul. 03, 2014	Dec. 31, 2017	Dec. 31, 2016
Unsecured debentures, net:
Amortized Cost			CAD 647,306	CAD 646,768
Principal issued and outstanding			CAD 650,000	650,000
2021 Debentures
Unsecured debentures, net:
Interest rate			3.788%
Amortized Cost			CAD 249,201	248,979
Principal issued and outstanding			CAD 250,000	250,000
2021 Debentures | Granite LP
Unsecured debentures, net:
Interest rate		3.788%
Principal issued and outstanding		CAD 250,000
Unamortised cost of debt		CAD 1,600
Redemption percentage		100.00%
Redemption spread (in percent)		0.46%
Redemption period of debentures		30 days
2023 Debentures
Unsecured debentures, net:
Interest rate			3.873%
Amortized Cost			CAD 398,105	397,789
Principal issued and outstanding			CAD 400,000	CAD 400,000
2023 Debentures | Granite LP
Unsecured debentures, net:
Interest rate	3.873%
Principal issued and outstanding	CAD 400,000
Unamortised cost of debt	CAD 2,200
Redemption percentage	100.00%
Redemption spread (in percent)	0.625%
Redemption period of debentures	30 days